Note 20 - Financial Instruments (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Number of Interest Rate Derivatives Held	0
Contingent Consideration Liability [Member]
Fair Value Inputs, Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 1
Contingent Consideration Liability [Member] | Minimum [Member]
Fair Value Inputs, Discount Rate	4.00%
Fair Value Inputs, Discount Rate Data Point Concentration	9.40%
Contingent Consideration Liability [Member] | Maximum [Member]
Fair Value Inputs, Discount Rate	10.10%
Fair Value Inputs, Discount Rate Data Point Concentration	10.10%
Contingent Consideration Liability [Member] | Weighted Average [Member]
Fair Value Inputs, Discount Rate	9.30%